STATUTORY RESERVE (Narrative) (Details)	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Foreign Tax Authority [Member]
Statutory Surplus Reserve Fund Percentage	10.00%	10.00%
Registered Capital Appropriation Percentage	50.00%	50.00%
CHINA [Member]
Statutory Surplus Reserve Fund Percentage	10.00%	10.00%
Registered Capital Appropriation Percentage	50.00%	50.00%